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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2002

Check here if Amendment [   ]; Amendment Number:_________________
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:    MICHAEL LARSON
Address: 2365 CARILLON POINT
         KIRKLAND, WA 98033

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  MICHAEL LARSON
Title: REPORTING MANAGER
Phone: (425) 889-7900

Signature, Place, and Date of Signing

    /s/ Michael Larson        Kirkland, Washington       November  13, 2002
   --------------------      ----------------------     --------------------
        [Signature]             [City, State]                [Date]

Michael Larson, as the Manager of Cascade Investment, L.L.C. ("Cascade") and the authorized agent of the sole trustee of the Bill & Melinda Gates Foundation (the "Foundation") previously reported the Section 13(f) securities held by each of Cascade and the Foundation on his Form 13F reports. This report serves as notice that Michael Larson will no longer file a Form 13F report and each of Cascade (File No. 28-05149) and the Foundation (File No. 28-10098) will report its holdings separately on its own Form 13F report.

Report Type (Check only one.):

[   ] 13F HOLDING REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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List of Other Managers Reporting for this Manager:

           Form 13F File Number               Name

           28-05149                  Cascade Investment, L.L.C.
           28-10098                  Bill & Melinda Gates Foundation
           [Repeat as necessary.]

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